Organization and Principal Activities - Schedule of Loss Per Ordinary Share Before and After Retrospective Adjustments of Comparative Historical Period (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Per Ordinary Share Before and After Retrospective Adjustments of Comparative Historical Period [Line Items]
Basic	[1]	$ (0.02)	$ (0.03)	$ (0.02)
Diluted	[1]	$ (0.02)	(0.03)	(0.02)
Before Adjustment [Member]
Schedule of Loss Per Ordinary Share Before and After Retrospective Adjustments of Comparative Historical Period [Line Items]
Basic			(0.02)	(0.01)
Diluted			$ (0.02)	$ (0.01)

[1]	Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)